CONSOLIDATED INCOME STATEMENT (Parentheticals) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
The Group [member]
Tax credit attributable to ordinary shareholders	£ 74	£ 74	£ 33